Accumulated Other Comprehensive Income - Reclassifications Out of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments	$ 0.2	$ 0.1	$ 0.0
Net income	1.2	1.0	1.6
AOCI | Reclassified from AOCI
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments	(0.1)	(0.1)	0.0
Net income	$ (0.1)	$ (0.1)	$ 0.0